BORROWINGS - Unused loan facilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument
Assets	¥ 26,948,405	$ 3,907,153	¥ 23,095,039
Long-term bank borrowings, (including current portion) 1 | Secured by a subsidiary's land-use right | Asset Pledged as Collateral
Debt Instrument
Assets			24,460
Long-term bank borrowings, (including current portion) 1 | Secured by a subsidiary's property and equipment | Asset Pledged as Collateral
Debt Instrument
Assets	118,050	17,116
Long-term bank borrowings, (including current portion) 1 | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Asset Pledged as Collateral
Debt Instrument
Assets	91,435	13,257
Long Term Bank Borrowings | Secured by a subsidiary's land-use right | Asset Pledged as Collateral
Debt Instrument
Assets	24,460	3,546
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right | Property and equipment
Debt Instrument
Assets			188,553
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right | Land-use rights, net
Debt Instrument
Assets			15,160
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Asset Pledged as Collateral
Debt Instrument
Assets			262,740
Long-term bank borrowings, (including current portion) 2 | Secured by a subsidiary's property and equipment | Asset Pledged as Collateral
Debt Instrument
Assets	¥ 231,424	$ 33,553
Long-term bank borrowings, (including current portion) 2 | Secured by subsidiary's property and equipment and land-use right | Asset Pledged as Collateral
Debt Instrument
Assets			124,214
Long-term bank borrowings, (including current portion) 2 | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Land-use rights, net
Debt Instrument
Assets			¥ 96,201